Commitments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease [abstract]
Rent expense	€ 31	€ 27	€ 27